Right of Use of Assets (Details) - Schedule of Right of Use of Assets	12 Months Ended
Jun. 30, 2023 USD ($)
Schedule of Right-of-Use of Assets [Abstract]
As of June 30, 2022
Acquisitions through business combinations	43,507 [1]
Effect of changes in foreign exchange rates	299
As of June 30, 2023	$ 43,806

[1]	Through the ValoraSoy acquisition, the Group acquired a parcel of land for an original amount of $43,507.